Diversified Value Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Communication Services (8.5%)
*	Alphabet Inc. Class A	420,697	55,052
	Comcast Corp. Class A	193,638	8,586
*	Meta Platforms Inc. Class A	24,424	7,332
*	Walt Disney Co.	61,184	4,959
*	Warner Bros Discovery Inc.	386,179	4,194
	Vodafone Group plc ADR	366,849	3,478
	Omnicom Group Inc.	29,391	2,189
	Paramount Global Class B	136,100	1,756
	News Corp. Class A	58,757	1,179
			88,725
Consumer Discretionary (8.9%)
*	Amazon.com Inc.	290,856	36,974
	McDonald's Corp.	52,586	13,853
	General Motors Co.	271,283	8,944
	Home Depot Inc.	25,926	7,834
	Magna International Inc.	141,175	7,568
*	Aptiv plc	75,485	7,442
	NIKE Inc. Class B	50,674	4,846
*	Booking Holdings Inc.	800	2,467
	BorgWarner Inc. (XNYS)	43,600	1,760
*	Adient plc	41,837	1,535
			93,223
Consumer Staples (5.2%)
	Procter & Gamble Co.	90,202	13,157
	Coca-Cola Co.	210,727	11,797
	Mondelez International Inc. Class A	100,571	6,980
	Sysco Corp.	102,069	6,742
	Unilever plc ADR	133,693	6,604
	Estee Lauder Cos. Inc. Class A	42,985	6,213
	Kenvue Inc.	141,443	2,840
			54,333
Energy (9.1%)
	Chevron Corp.	102,623	17,304
	ConocoPhillips	137,386	16,459
	APA Corp.	328,453	13,499
	NOV Inc.	398,515	8,329
	Shell plc ADR	124,036	7,985
	Marathon Oil Corp.	295,587	7,907
	Ovintiv Inc. (XNYS)	106,400	5,062
	Pioneer Natural Resources Co.	21,329	4,896
	Cenovus Energy Inc.	196,400	4,089

		Shares	Market Value ($000)
	Halliburton Co.	87,479	3,543
	Murphy Oil Corp.	47,040	2,133
	Schlumberger NV	34,700	2,023
	Baker Hughes Co.	56,900	2,010
			95,239
Financials (20.4%)
	Wells Fargo & Co.	526,267	21,503
	Visa Inc. Class A	88,283	20,306
	Intercontinental Exchange Inc.	167,738	18,454
	Bank of America Corp.	647,544	17,730
	American International Group Inc.	260,702	15,799
	American Express Co.	96,132	14,342
	Citigroup Inc.	343,753	14,139
	Marsh & McLennan Cos. Inc.	72,737	13,842
	US Bancorp	306,300	10,126
	Citizens Financial Group Inc.	333,661	8,942
	Fidelity National Information Services Inc.	145,000	8,014
	Goldman Sachs Group Inc.	24,390	7,892
	Bank of New York Mellon Corp.	177,834	7,585
	Charles Schwab Corp.	131,040	7,194
	Hartford Financial Services Group Inc.	91,600	6,495
	Commerce Bancshares Inc.	76,575	3,674
	First Citizens BancShares Inc. Class A	2,172	2,998
	Aon plc Class A (XNYS)	8,692	2,818
	Chubb Ltd.	10,173	2,118
	Discover Financial Services	23,700	2,053
	Corebridge Financial Inc.	102,500	2,024
	Capital One Financial Corp.	20,500	1,989
	Equitable Holdings Inc.	65,264	1,853
	State Street Corp.	23,210	1,554
			213,444
Health Care (14.6%)
	UnitedHealth Group Inc.	33,996	17,140
	Johnson & Johnson	100,675	15,680
	Medtronic plc	191,120	14,976
	Danaher Corp.	53,354	13,237
	Elevance Health Inc.	30,281	13,185
	Thermo Fisher Scientific Inc.	25,717	13,017
*	Boston Scientific Corp.	175,414	9,262
	CVS Health Corp.	126,200	8,811
	Zoetis Inc.	40,111	6,979
	GE Healthcare Inc.	96,817	6,587
*	IQVIA Holdings Inc.	32,220	6,339
	Humana Inc.	11,882	5,781
*	Centene Corp.	80,460	5,542
	HCA Healthcare Inc.	17,800	4,379
	Cigna Group	13,800	3,948
	Sanofi ADR	50,164	2,691
	Zimmer Biomet Holdings Inc.	22,911	2,571
	GSK plc ADR	60,732	2,202
			152,327
Industrials (9.5%)
	Honeywell International Inc.	87,323	16,132
*	Boeing Co.	50,033	9,590
	General Electric Co.	82,552	9,126
	FedEx Corp.	32,633	8,645
	Norfolk Southern Corp.	43,374	8,542

		Shares	Market Value ($000)
	Waste Management Inc.	55,656	8,484
	Caterpillar Inc.	22,647	6,183
	HEICO Corp.	36,603	5,927
	Cummins Inc.	23,251	5,312
	RTX Corp.	68,800	4,952
	PACCAR Inc.	48,480	4,122
	CNH Industrial NV	300,734	3,639
	Nordson Corp.	12,371	2,761
	General Dynamics Corp.	9,700	2,143
	Timken Co.	27,700	2,036
*	Fluor Corp.	51,050	1,873
			99,467
Information Technology (17.0%)
	Microsoft Corp.	204,788	64,662
*	F5 Inc.	76,300	12,295
	Telefonaktiebolaget LM Ericsson ADR	2,388,015	11,606
	Analog Devices Inc.	64,869	11,358
	Amphenol Corp. Class A	129,161	10,848
	Applied Materials Inc.	59,612	8,253
	Cisco Systems Inc.	150,345	8,083
	Accenture plc Class A	24,566	7,544
*	Salesforce Inc.	36,334	7,368
*	Workday Inc. Class A	25,400	5,457
*	Adobe Inc.	10,379	5,292
	Micron Technology Inc.	62,400	4,245
	TE Connectivity Ltd.	33,460	4,133
	Corning Inc.	122,030	3,718
	International Business Machines Corp.	26,045	3,654
	Oracle Corp.	34,364	3,640
	Cognex Corp.	73,670	3,127
	Cognizant Technology Solutions Corp. Class A	33,200	2,249
			177,532
Materials (1.3%)
	Avery Dennison Corp.	36,146	6,603
	Olin Corp.	107,300	5,363
	International Paper Co.	37,197	1,319
			13,285
Real Estate (1.2%)
	Prologis Inc.	115,919	13,007
Utilities (0.7%)
	PPL Corp.	323,455	7,621
Total Common Stocks (Cost $931,807)			1,008,203
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[1]	Vanguard Market Liquidity Fund, 5.391% (Cost $36,484)	364,865	36,483
Total Investments (99.9%) (Cost $968,291)			1,044,686
Other Assets and Liabilities—Net (0.1%)			1,395
Net Assets (100%)			1,046,081
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	126	27,251	(1,281)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2023, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.